Note 13 - Stock Option and Incentive Plan (Details) - Non-vested Stock Option Activity - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Non-vested Stock Option Activity [Abstract]
Non-vested stock options outstanding	31,066,430	4,287,583	4,287,583
Weighted-average grant date fair value of options outstanding	$ 0.02	$ 0.02	$ 0.02
Granted	0	0	30,456,250	6,400,000
Granted			$ 0.02	$ 0.02
Forfeited/cancelled			(40,000)
Forfeited/cancelled			$ 3.04
Released/vested			(3,637,403)
Released/vested			$ 0.02
Non-vested stock options outstanding			31,066,430	4,287,583
Weighted-average grant date fair value of options outstanding			$ 0.02	$ 0.02